INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

August 25, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
 File No. 333-122901
on behalf of FAMCO MLP & Energy Infrastructure Fund

We are attaching for filing on behalf of Investment Managers Series Trust (“Registrant”) Amendment No. 176 to Registrant’s Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, relating to Registrant’s FAMCO MLP & Energy Infrastructure Fund series (the “Fund”).

The attached Amendment is being filed for the purpose of updating certain information regarding the portfolio managers and other non-material information contained in the prospectus and statement of additional information for the Fund currently in effect.

Please direct your comments to Joy Ausili at (626) 914-1360.  Thank you.

Sincerely,

/s/JOY AUSILI

Joy Ausili
Investment Managers Series Trust
Secretary
626-914-1360